Northern Lights Fund Trust III

Good Harbor Tactical Core US Fund, Good Harbor Tactical Equity Income Fund, Good Harbor Tactical Core Developed Markets Fund and Good Harbor Tactical Core Emerging Markets Fund

Incorporated herein by reference is the definitive version of the supplement for the Good Harbor Tactical Core US Fund, Good Harbor Tactical Equity Income Fund, Good Harbor Tactical Core Developed Markets Fund and Good Harbor Tactical Core Emerging Markets Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 11, 2015, (SEC Accession No. 0001580642-15-003414).